INCOME TAXES (Details - Income tax reconciliation)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal statutory tax rate, percentage	21.00%	0.00%
Federal statutory tax rate, percentage	4.00%	0.00%
Changes in valuation allowances, percentage	(25.00%)	0.00%
Income tax expense and effective tax rate, percentage	0.00%	0.00%